Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:

	December 31,
	2014	2013
Finished goods	$235,949	$252,602
Raw materials and semi-finished goods	205,061	240,858
Supplies	32,851	36,731

Total	$473,861	$530,191